UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.2%
AIR TRANSPORT	1.3%
SKYWEST, INC.		28,600	$979,550

AUTO PARTS	2.6%
COOPER-STANDARD HLDGS., INC.*		9,700	1,076,021
SUPERIOR INDUSTRIES INTERNATIONAL, INC.		35,000	887,250
			1,963,271

BACK OFFICE SUPPORT	3.3%
KFORCE, INC.		14,500	344,375
NAVIGANT CONSULTING, INC.*		29,700	678,942
NV5 HLDGS., INC.*		20,900	785,840
THE HACKETT GROUP, INC.		36,800	717,232
			2,526,389

BANKS - DIVERSIFIED	8.3%
CENTERSTATE BANKS, INC.		21,500	556,850
CUSTOMERS BANCORP, INC.*		34,300	1,081,479
EAGLE BANCORP, INC.*		19,480	1,162,956
FIRST INTERNET BANCORP		31,100	917,450
FRANKLIN FINANCIAL NETWORK, INC.*		29,400	1,139,250
PACIFIC PREMIER BANCORP, INC.*		27,600	1,063,980
QCR HLDGS., INC.		11,800	499,730
			6,421,695

BIOTECHNOLOGY	3.1%
BIOCRYST PHARMACEUTICALS, INC.*		17,100	143,640
BLUEPRINT MEDICINES CORP.*		6,600	263,934
CYTOKINETICS, INC.*		9,200	118,220
CYTOMX THERAPEUTICS, INC.*		6,100	105,347
INSMED, INC.*		8,300	145,333
LIGAND PHARMACEUTICALS, INC.*		7,000	740,880
SUCAMPO PHARMACEUTICALS, INC.*		42,400	466,400
VANDA PHARMACEUTICALS, INC.*		10,600	148,400
XENCOR, INC.*		10,100	241,592
			2,373,746

BUILDING MATERIALS	2.8%
GIBRALTAR INDUSTRIES, INC.*		24,690	1,017,228
PATRICK INDUSTRIES, INC.*		15,950	1,130,855
			2,148,083

CASINOS & GAMBLING	0.8%
ELDORADO RESORTS, INC.*		33,300	630,203

COMMERCIAL FINANCE & MORTGAGE COMPANIES	0.4%
WALKER & DUNLOP, INC.*		7,700	321,013

COMMERCIAL VEHICLES & PARTS	1.4%
SPARTAN MOTORS, INC.*		136,000	1,088,000

COMMUNICATIONS TECHNOLOGY	3.8%
CERAGON NETWORKS LTD.*		182,000	595,140
EXTREME NETWORKS, INC.*		173,400	1,302,234
OCLARO, INC.*		100,500	986,910
			2,884,284

COMPUTER SERVICES SOFTWARE & SYSTEMS	7.7%
ASURE SOFTWARE, INC.*		60,000	616,800
BRIGHTCOVE, INC.*		39,800	354,220
BROADSOFT, INC.*		22,400	900,480
CALLIDUS SOFTWARE, INC.*		28,800	614,880
CARBONITE, INC.*		47,900	972,370
JIVE SOFTWARE, INC.*		115,000	494,500
THE MEET GROUP, INC.*		60,000	353,400
MERCURY SYSTEMS, INC.*		3,800	148,390
UNISYS CORP.*		43,800	611,010
VARONIS SYSTEMS, INC.*		26,400	839,520
			5,905,570

COMPUTER TECHNOLOGY	1.8%
PCM, INC.*		18,800	527,340
SUPER MICRO COMPUTER, INC.*		35,300	894,855
			1,422,195

CONSUMER SERVICES - MISCELLANEOUS	1.6%
NUTRISYSTEM, INC.		22,900	1,270,950

DIVERSIFIED MANUFACTURING OPERATIONS	1.0%
OSI SYSTEMS, INC.*		10,900	795,591

ENGINEERING & CONTRACTING SERVICES	0.8%
VSE CORP.		6,000	244,800
WILLDAN GROUP, INC.*		10,957	353,473
			598,273

HEALTHCARE SERVICES	9.5%
ADDUS HOMECARE CORP.*		27,800	889,600
ALMOST FAMILY, INC.*		20,000	972,000
AMN HEALTHCARE SERVICES, INC.*		25,400	1,031,240
BIOTELEMETRY, INC.*		39,500	1,143,525
CROSS COUNTRY HEALTHCARE, INC.*		43,000	617,480
LHC GROUP, INC.*		18,800	1,013,320
PSYCHEMEDICS CORP.		25,000	501,250
TIVITY HEALTH, INC.*		40,400	1,175,640
			7,344,055

HOME BUILDING	1.4%
CENTURY COMMUNITIES, INC.*		42,600	1,082,040

HOUSEHOLD EQUIPMENT AND PRODUCTS	1.3%
CENTRAL GARDEN & PET CO.*		27,200	1,008,304

INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS	0.3%
RADIANT LOGISTICS, INC.*		51,600	258,000

MACHINERY - INDUSTRIAL	1.2%
MANITEX INTERNATIONAL, INC.*		142,000	951,400

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.8%
AXOGEN, INC.*		21,000	219,450
CUTERA, INC.*		48,700	1,008,090
ORASURE TECHNOLOGIES, INC.*		70,100	906,393
			2,133,933

MEDICAL EQUIPMENT	4.1%
GLAUKOS CORP.*		39,600	2,031,480
INOGEN, INC.*		9,900	767,844
IRIDEX CORP.*		33,112	393,039
			3,192,363

OIL CRUDE PRODUCER	3.4%
CALLON PETROLEUM CO.*		57,900	761,964
EARTHSTONE ENERGY, INC.*		68,800	877,888
RING ENERGY, INC.*		89,400	967,308
			2,607,160

PHARMACEUTICALS	3.4%
CAMBREX CORP.*		22,200	1,222,110
HESKA CORP.*		13,344	1,400,853
			2,622,963

PRODUCTION TECHNOLOGY EQUIPMENT	2.7%
CYBEROPTICS CORP.*		29,509	765,759
ULTRA CLEAN HLDGS., INC.*		79,600	1,342,852
			2,108,611

RECREATIONAL VEHICLES & BOATS	2.2%
MALIBU BOATS, INC.*		47,100	1,057,395
MCBC HLDGS., INC.*		40,500	654,885
			1,712,280

RESTAURANTS	1.8%
DEL TACO RESTAURANTS, INC.*		105,800	1,402,908

SCIENTIFIC INSTRUMENTS - CONTROL & FILTER	1.9%
CONTROL4 CORP.*		73,100	1,154,249
PERCEPTRON, INC.*		35,000	291,900
			1,446,149

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	0.5%
EXFO, INC.*		69,800	362,960

SCIENTIFIC INSTRUMENTS - POLLUTION CONTROL	1.9%
HERITAGE-CRYSTAL CLEAN, INC.*		19,800	271,260
HUDSON TECHNOLOGIES, INC.*		178,700	1,179,420
			1,450,680

SEMICONDUCTORS & COMPONENTS	10.5%
AXT, INC.*		265,000	1,537,000
CEVA, INC.*		45,000	1,597,500
EMCORE CORP.*		120,900	1,088,100
EXAR CORP.*		95,100	1,237,251
INPHI CORP.*		31,300	1,528,066
MAXLINEAR, INC.*		38,410	1,077,400
			8,065,317

SPECIALTY RETAIL	0.8%
ZUMIEZ, INC.*		32,100	587,430

STEEL	0.4%
SHILOH INDUSTRIES, INC.*		22,855	311,514

TELECOMMUNICATIONS EQUIPMENT	4.4%
APPLIED OPTOELECTRONICS, INC.*		47,400	2,661,510
VOCERA COMMUNICATIONS, INC.*		27,800	690,274
			3,351,784

TOTAL EQUITIES
(COST: $55,124,679)			$73,328,664

TOTAL INVESTMENTS	95.2%
(COST: $55,124,679)			$73,328,664

OTHER ASSETS LESS LIABILITIES	4.8%		3,702,860

NET ASSETS - 100% (EQUIVALENT TO $23.64 PER SHARE BASED ON 3,258,792 SHARES OUTSTANDING)			$77,031,524

Cost of Investments is $55,234,793 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$19,400,926
Gross unrealized depreciation			(1,307,055)
Net unrealized appreciation			$18,093,871

* Non-income producing security during the period ended March 31, 2017

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.6%
AEROSPACE	1.1%
ESTERLINE TECHNOLOGIES CORP.*		1,300	$111,865

AIR TRANSPORT	1.2%
SKYWEST, INC.		3,500	119,875

AUTO PARTS	4.9%
COOPER-STANDARD HLDGS., INC.*		1,300	144,209
TENNECO, INC.		3,000	187,260
VISTEON CORP.*		1,600	156,720
			488,189

BANKS - DIVERSIFIED	8.5%
CUSTOMERS BANCORP, INC.*		3,100	97,743
EAGLE BANCORP, INC.*		2,100	125,370
ENTERPRISE FINANCIAL SERVICES CORP.		1,800	76,320
FRANKLIN FINANCIAL NETWORK, INC.*		2,300	89,125
GREAT WESTERN BANCORP, INC.		3,200	135,712
HEARTLAND FINANCIAL USA, INC.		2,700	134,865
PRIVATEBANCORP, INC.		3,200	189,984
			849,119

BIOTECHNOLOGY	3.5%
CHARLES RIVER LABORATORIES INTERNATIONAL, INC.*		1,100	98,945
EXELIXIS, INC.*		1,800	39,006
FIBROGEN, INC.*		800	19,720
LIGAND PHARMACEUTICALS, INC.*		700	74,088
NEKTAR THERAPEUTICS*		1,900	44,593
THERAVANCE BIOPHARMA, INC.*		700	25,774
ULTRAGENYX PHARMACEUTICAL, INC.*		600	40,668
			342,794

BUILDING MATERIALS	6.2%
BUILDERS FIRSTSOURCE, INC.*		5,000	74,500
MASONITE INTERNATIONAL CORP.*		1,800	142,650
PATRICK INDUSTRIES, INC.*		2,100	148,890
TREX CO., INC.*		3,600	249,804
			615,844

COMMERCIAL FINANCE & MORTGAGE COMPANIES	1.6%
WALKER & DUNLOP, INC.*		3,900	162,591

COMMERCIAL VEHICLES & PARTS	1.0%
OSHKOSH CORP.		1,400	96,026

COMMUNICATIONS TECHNOLOGY	6.8%
EXTREME NETWORKS, INC.*		18,700	140,437
LUMENTUM HLDGS, INC.*		4,200	224,070
NCR CORP.*		4,000	182,720
OCLARO, INC.*		13,300	130,606
			677,833

COMPUTER SERVICES SOFTWARE & SYSTEMS	7.6%
ACXIOM CORP.*		5,100	145,197
BARRACUDA NETWORKS, INC.*		3,100	71,641
CARBONITE, INC.*		3,900	79,170
CYBERARK SOFTWARE LTD.*		2,000	101,740
GROUPON, INC.*		32,000	125,760
IMPERVA, INC.*		1,400	57,470
LOGMEIN, INC.		1,800	175,500
			756,478

CONSUMER SERVICES - MISCELLANEOUS	1.8%
NUTRISYSTEM, INC.		3,200	177,600

DIVERSIFIED MANUFACTURING OPERATIONS	1.0%
OSI SYSTEMS, INC.*		1,400	102,186

DIVERSIFIED RETAIL	1.6%
OLLIE'S BARGAIN OUTLET HLDGS., INC.*		4,600	154,100

ELECTRONIC ENTERTAINMENT	0.7%
DOLBY LABORATORIES, INC.		1,400	73,374

ELECTRONICS	3.9%
COHERENT, INC.*		1,051	216,128
II-VI, INC.*		4,700	169,435
			385,563

ELECTRONICS COMPONENTS	0.7%
TTM TECHNOLOGIES, INC.*		4,500	72,585

ENGINEERING & CONTRACTING SERVICES	1.3%
MASTEC, INC.*		3,200	128,160

ENVIRONMENTAL, MAINTENANCE & SECURITY SERVICES	1.5%
THE BRINK'S CO.*		2,800	149,660

FOODS	1.5%
POST HLDGS., INC.*		1,700	148,784

HEALTHCARE SERVICES	3.8%
AMN HEALTHCARE SERVICES, INC.*		3,200	129,920
BIOTELEMETRY, INC.*		3,500	101,325
COTIVITI HLDGS., INC.*		3,600	149,868
			381,113

MACHINERY - INDUSTRIAL	2.0%
JOHN BEAN TECHNOLOGIES CORP.*		1,100	96,745
KENNAMETAL, INC.		2,600	101,998
			198,743

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.1%
NUVASIVE, INC.*		1,200	89,616
ORASURE TECHNOLOGIES, INC.*		9,400	121,542
			211,158

MEDICAL EQUIPMENT	6.4%
DEXCOM, INC.*		1,800	152,514
GLAUKOS CORP.*		5,900	302,670
INOGEN, INC.*		2,300	178,388
			633,572

METALS & MINERALS - DIVERSIFIED	0.5%
CLIFFS NATURAL RESOURCES, INC.*		6,400	52,544

OIL CRUDE PRODUCER	3.5%
CALLON PETROLEUM CO.*		9,200	121,072
DIAMONDBACK ENERGY, INC.*		1,300	134,829
EARTHSTONE ENERGY, INC.*		7,153	91,272
			347,173

PHARMACEUTICALS	1.6%
CAMBREX CORP.*		2,900	159,645

RESTAURANTS	2.2%
DAVE & BUSTER'S ENTERTAINMENT, INC.*		1,600	97,744
DEL TACO RESTAURANTS, INC.*		9,300	123,318
			221,062

SCIENTIFIC INSTRUMENTS - ELECTRICAL	1.0%
LITTELFUSE, INC.		600	95,946

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	1.3%
ITRON, INC.*		2,100	127,470

SEMICONDUCTORS & COMPONENTS	7.5%
CAVIUM, INC.*		2,600	186,316
CEVA, INC.*		4,400	156,200
INPHI CORP.*		3,500	170,870
MONOLITHIC POWER SYSTEMS, INC.		900	82,890
SEMTECH CORP.*		4,400	148,720
			744,996

SPECIALTY MACHINERY	1.0%
ALBANY INTERNATIONAL CORP.		2,200	101,310

SPECIALTY RETAIL	4.0%
BURLINGTON STORES, INC.*		2,000	194,580
THE CHILDREN'S PLACE, INC.		1,700	204,085
			398,665

STEEL	0.7%
AK STEEL HLDG. CORP.*		9,500	68,305

TELECOMMUNICATIONS EQUIPMENT	3.2%
APPLIED OPTOELECTRONICS, INC.*		5,700	320,055

TRANSPORTATION - MISCELLANEOUS	1.4%
HUB GROUP, INC.*		2,900	134,560

TOTAL EQUITIES
(COST: $7,874,706)			$9,808,943

TOTAL INVESTMENTS	98.6%
(COST: $7,874,706)			$9,808,943

OTHER ASSETS LESS LIABILITIES	1.4%		138,205

NET ASSETS - 100% (EQUIVALENT TO $15.11 PER SHARE BASED ON 658,210 SHARES OUTSTANDING)			$9,947,148

Cost of Investments is $7,890,808 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,047,571
Gross unrealized depreciation			(129,436)
Net unrealized appreciation			$1,918,135

* Non-income producing security during the period ended March 31, 2017

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	91.7%
CANADA	1.8%
CCL INDUSTRIES, INC.		2,700	$589,050
IVANHOE MINES LTD.*		77,300	269,698
			858,748

CHINA	13.5%
BEST PACIFIC INTERNATIONAL HLDGS. LTD.*		800,000	641,318
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		1,021,000	612,219
CHINA BIOLOGIC PRODUCTS, INC.*		2,100	210,273
CSPC PHARMACEUTICAL GROUP LTD.*		586,000	767,610
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADS*		11,600	700,408
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		93,000	586,972
TAL EDUCATION GROUP ADS*		18,600	1,982,202
WEIBO CORP.*		9,400	490,492
ZTO EXPRESS CAYMAN, INC. ADS*		30,300	396,627
			6,388,121

DENMARK	3.5%
COLUMBUS A/S*		250,000	523,402
GENMAB A/S*		6,000	1,155,501
			1,678,903

FINLAND	1.4%
KONECRANES OYJ		12,200	433,390
STOCKMANN OYJ ABP*		30,000	231,705
			665,095

GERMANY	2.2%
STABILUS SA		16,100	1,037,380

HONG KONG	0.8%
SINGAMAS CONTAINER HLDGS. LTD.*		2,344,000	383,051

ISRAEL	1.6%
CYBERARK SOFTWARE LTD.*		15,300	778,311

JAPAN	5.1%
ICHIKOH INDUSTRIES LTD.		124,000	612,593
MISUMI GROUP, INC.		19,200	346,990
MORINAGA & CO. LTD.		14,000	621,216
TOKUYAMA CORP.*		74,000	357,603
ULVAC, INC.*		10,500	489,491
			2,427,893

NORWAY	2.0%
SUBSEA 7 SA*		61,800	955,841

SPAIN	1.3%
GAMESA CORP. TECNOLOGICA SA*		25,000	591,530

SWEDEN	7.5%
AQ GROUP AB*		12,300	287,572
BIOGAIA AB*		8,000	298,191
CELLAVISION AB*		53,679	733,835
GARO AB*		9,100	253,379
NETENT AB*		53,148	427,049
RAYSEARCH LABORATORIES AB*		21,600	566,473
SWEDISH ORPHAN BIOVITRUM AB*		45,200	650,204
VITROLIFE AB*		6,800	325,555
			3,542,258

SWITZERLAND	2.5%
AMS AG*		10,600	573,016
LOGITECH INTERNATIONAL SA*		19,100	607,302
			1,180,318

UNITED KINGDOM	6.2%
HILL & SMITH HLDGS. PLC		50,000	796,793
JD SPORTS FASHION PLC		188,000	907,497
JUST EAT PLC*		63,600	450,985
PERSIMMON PLC		30,000	787,021
			2,942,296

UNITED STATES OF AMERICA	42.3%
ABIOMED, INC.*		2,900	363,080
AMN HEALTHCARE SERVICES, INC.*		17,300	702,380
APPLIED OPTOELECTRONICS, INC.*		15,900	892,785
BROADSOFT, INC.*		15,100	607,020
CALLIDUS SOFTWARE, INC.*		28,500	608,475
CALLON PETROLEUM CO.*		34,800	457,968
CAMBREX CORP.*		9,000	495,450
CARBONITE, INC.*		40,000	812,000
CEVA, INC.*		30,100	1,068,550
THE CHILDREN'S PLACE, INC.		4,500	540,225
COOPER-STANDARD HLDG., INC.*		6,260	694,422
DEL TACO RESTAURANTS, INC.*		35,000	464,100
DEXCOM, INC.*		11,800	999,814
DIAMONDBACK ENERGY, INC.*		8,000	829,720
GLAUKOS CORP.*		20,800	1,067,040
HEALTHEQUITY, INC.*		13,100	556,095
HESKA CORP.*		7,400	776,852
INPHI CORP.*		31,300	1,528,066
ITRON, INC.*		17,700	1,074,390
LHC GROUP, INC.*		11,800	636,020
LIGAND PHARMACEUTICALS, INC.*		6,400	677,376
LOGMEIN, INC.		12,300	1,199,250
MAXLINEAR, INC.*		17,400	488,070
MONOLITHIC POWER SYSTEMS, INC.		5,400	497,340
PATRICK INDUSTRIES, INC.*		5,600	397,040
SEMTECH CORP.*		15,000	507,000
TENNECO, INC.		10,000	624,200
VCA, INC.*		5,100	466,650
			20,031,378

TOTAL EQUITIES
(COST: $34,557,548)			$43,461,123

TOTAL INVESTMENTS	91.7%
(COST: $34,557,548)			$43,461,123

OTHER ASSETS LESS LIABILITIES	8.3%		3,929,532

NET ASSETS - 100% (EQUIVALENT TO $26.49 PER SHARE BASED ON 1,788,826 SHARES OUTSTANDING)			$47,390,655

Cost of Investments is $34,799,768 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$9,493,052
Gross unrealized depreciation			(831,697)
Net unrealized appreciation			$8,661,355

* Non-income producing security during the period ended March 31, 2017

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	18.5%
Consumer Staples	1.3%
Energy	4.7%
Health Care	24.2%
Industrials	8.7%
Information Technology	28.7%
Materials	4.3%
Utilities	1.3%

OBERWEIS CHINA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.0%
AUTO COMPONENTS	3.0%
MINTH GROUP LTD.*		400,000	$1,611,015
NEXTEER AUTOMOTIVE GROUP LTD.*		400,000	589,847
XINYI GLASS HLDGS. LTD.*		850,000	748,118
			2,948,980

AUTOMOBILES	3.2%
GEELY AUTOMOBILE HLDGS. LTD.*		1,400,000	2,143,730
GUANGZHOU AUTOMOBILE GROUP CO. LTD.*		600,000	960,432
			3,104,162

BEVERAGES	1.3%
WULIANGYE YIBIN CO. LTD.*		210,000	1,310,253

BIOTECHNOLOGY	2.8%
3SBIO, INC.*		950,000	1,173,519
CHINA BIOLOGIC PRODUCTS, INC.*		10,000	1,001,300
LUYE PHARMA GROUP LTD.*		1,000,000	604,774
			2,779,593

CHEMICALS	1.4%
FUFENG GROUP LTD.*		1,700,000	1,369,362

COMMERCIAL SERVICE & SUPPLY	2.2%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		900,000	1,211,349
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		1,600,000	920,286
			2,131,635

COMMUNICATIONS EQUIPMENT	1.5%
O-NET TECHNOLOGIES GROUP LTD.*		1,200,000	1,019,108
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD.*		250,000	486,393
			1,505,501

CONSTRUCTION & ENGINEERING	1.5%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		850,000	1,520,298

CONSTRUCTION MATERIALS	1.4%
CHINA RESOURCES CEMENT HLDGS. LTD.*		2,500,000	1,399,344

DIVERSIFIED CONSUMER SERVICES	7.4%
CHINA YUHUA EDUCATION CORP. LTD.*		2,500,000	820,305
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADS*		48,000	2,898,240
TAL EDUCATION GROUP ADS*		33,000	3,516,810
			7,235,355

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	5.9%
HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO. LTD.*		249,897	1,156,696
KINGBOARD CHEMICAL HLDGS. LTD.*		200,000	738,596
KINGBOARD LAMINATES HLDGS. LTD.*		1,000,000	1,297,047
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		190,000	1,388,664
TONGDA GROUP HLDGS. LTD.*		3,500,000	1,233,996
			5,814,999

HEALTHCARE PROVIDERS & SERVICES	6.4%
IKANG HEALTHCARE GROUP, INC. ADS*		254,600	3,717,160
PHOENIX HEALTHCARE GROUP CO. LTD.*		800,000	983,079
UNIVERSAL MEDICAL FINANCIAL & TECHNICAL ADVISORY SERVICES CO. LTD.*		1,700,000	1,542,173
			6,242,412

HOTELS, RESTAURANTS & LEISURE	4.0%
CHINA LODGING GROUP LTD. ADS*		25,000	1,551,250
GALAXY ENTERTAINMENT GROUP LTD.		250,000	1,368,783
SANDS CHINA LTD.		100,000	463,231
YUM CHINA HLDGS., INC.*		20,000	544,000
			3,927,264

HOUSEHOLD DURABLES	6.5%
GREE ELECTRIC APPLIANCES INC. OF ZHUHAI*		349,923	1,609,530
HANGZHOU ROBAM APPLIANCES CO. LTD.*		149,958	1,079,242
HISENSE KELON ELECTRICAL HLDGS. CO. LTD.*		750,000	1,100,174
MIDEA GROUP CO. LTD.*		350,000	1,691,140
SKYWORTH DIGITAL HLDGS. LTD.*		1,300,000	856,463
			6,336,549

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	2.8%
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		2,400,000	1,439,104
HUANENG RENEWABLES CORP. LTD.*		3,800,000	1,315,319
			2,754,423

INSURANCE	1.5%
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		600,000	1,453,001

INTERNET & CATALOG RETAIL	3.0%
CTRIP.COM INTERNATIONAL LTD. ADS*		60,000	2,949,000

INTERNET SOFTWARE & SERVICES	15.0%
ALIBABA GROUP HLDG. LTD. ADS*		34,000	3,666,220
MOMO, INC.*		45,000	1,533,150
NETEASE.COM, INC. ADS		6,200	1,760,800
SINA CORP.*		23,000	1,658,760
TENCENT HLDGS. LTD.*		180,000	5,160,394
WEIBO CORP.*		17,500	913,150
			14,692,474

MACHINERY	1.9%
HAITIAN INTERNATIONAL HLDGS. LTD.*		450,000	1,046,902
SINGAMAS CONTAINER HLDGS. LTD.*		5,000,000	817,088
			1,863,990

MARINE	0.7%
SINOTRANS SHIPPING LTD.*		3,000,000	725,729

METALS & MINING	2.9%
ALUMINUM CORP. OF CHINA LTD.*		1,500,000	733,449
ANGANG STEEL CO. LTD.*		1,500,000	1,067,361
CHINA MOLYBDENUM CO. LTD.*		3,000,000	1,061,571
			2,862,381

OIL, GAS & CONSUMABLE FUELS	1.1%
SINOPEC KANTONS HLDGS. LTD.*		1,900,000	1,031,718

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	-

PHARMACEUTICALS	5.7%
CSPC PHARMACEUTICAL GROUP LTD.*		2,000,000	2,619,829
JIANGSU HENGRUI MEDICINE CO. LTD.*		180,000	1,418,991
UNITED LABORATORIES INTERNATIONAL HLDGS. LTD.*		2,300,000	1,500,483
			5,539,303

REAL ESTATE MANAGEMENT & DEVELOPMENT	2.4%
CHINA OVERSEAS GRAND OCEANS GROUP LTD.*		1,300,000	685,839
COUNTRY GARDEN HLDGS. CO. LTD.*		1,600,000	1,439,104
LONGFOR PROPERTIES CO. LTD.*		150,000	246,671
			2,371,614

ROAD & RAIL	1.4%
GUANGSHEN RAILWAY CO. LTD.*		2,300,000	1,390,980

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	1.1%
ASM PACIFIC TECHNOLOGY LTD.*		80,000	1,088,078

SOFTWARE	1.0%
KINGSOFT CORP. LTD.*		350,000	963,778

SPECIALTY RETAIL	1.4%
CHINA YONGDA AUTOMOBILES SERVICES HLDGS. LTD.*		1,500,000	1,407,064

TEXTILES, APPAREL & LUXURY GOODS	4.2%
LI NING CO. LTD.*		1,800,000	1,056,167
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		330,000	2,082,803
TEXHONG TEXTILE GROUP LTD.*		700,000	934,955
			4,073,925

UTILITIES - GAS	1.0%
ENN ENERGY HLDGS. LTD.*		180,000	1,013,318

UTILITIES - WATER	1.4%
BEIJING ENTERPRISES WATER GROUP LTD.*		1,800,000	1,334,105

TOTAL EQUITIES
(COST: $77,023,555)			$95,140,588

TOTAL INVESTMENTS	97.0%
(COST: $77,023,555)			$95,140,588

OTHER ASSETS LESS LIABILITIES	3.0%		2,897,992

NET ASSETS - 100% (EQUIVALENT TO $12.51 PER SHARE BASED ON 7,835,649 SHARES OUTSTANDING)			$98,038,580

Cost of Investments is $77,508,318 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$20,952,476
Gross unrealized depreciation			(3,320,206)
Net unrealized appreciation			$17,632,270

* Non-income producing security during the period ended March 31, 2017

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	97.0%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.0%
AUSTRALIA	6.1%
ARISTOCRAT LEISURE LTD.*		1,055,162	$14,486,409
BLUESCOPE STEEL LTD.		429,800	4,025,783
COCHLEAR LTD.		67,719	6,996,440
CORPORATE TRAVEL MANAGEMENT LTD.		327,906	5,017,921
EVOLUTION MINING LTD.		4,792,300	7,688,769
NEXTDC LTD.*		2,853,000	8,893,147
			47,108,469

BELGIUM	1.4%
MELEXIS NV*		37,900	3,283,400
NV BEKAERT SA*		154,058	7,537,732
			10,821,132

CANADA	7.8%
CCL INDUSTRIES, INC.		38,970	8,501,959
DOLLARAMA, INC.		127,400	10,557,752
IVANHOE MINES, LTD.*		1,080,900	3,771,243
MAPLE LEAF FOODS, INC.		354,700	8,609,456
PAREX RESOURCES, INC.*		929,147	11,842,275
SHOPIFY, INC.*		40,499	2,757,577
SLEEP COUNTRY CANADA HLDGS., INC.		281,500	6,860,226
TOREX GOLD RESOURCES, INC.*		367,100	7,237,658
			60,138,146

CHINA	4.7%
CHINA ZHENGTONG AUTO SERVICES HLDGS. LTD.*		1,882,000	1,130,919
IGG, INC.*		3,046,000	4,225,166
KINGBOARD LAMINATES HLDGS. LTD.*		2,605,000	3,378,807
NEXTEER AUTOMOTIVE GROUP LTD.*		5,145,000	7,586,914
NINE DRAGONS PAPER HLDGS. LTD.*		6,024,000	6,472,418
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		383,000	2,417,313
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		1,502,000	10,977,752
			36,189,289

DENMARK	1.5%
GENMAB A/S*		28,491	5,486,895
SIMCORP A/S		94,623	5,698,873
			11,185,768

FINLAND	2.6%
CARGOTEC OYJ		102,843	5,090,586
KONECRANES OYJ		158,162	5,618,514
OUTOKUMPU OYJ		951,200	9,274,555
			19,983,655

FRANCE	4.9%
EUROFINS SCIENTIFIC SE*		14,525	6,319,630
IPSEN SA*		66,500	6,651,419
NEXITY SA*		122,828	6,038,541
RUBIS SCA*		68,700	6,732,952
SEB SA*		28,302	3,952,136
SOITEC SA*		117,382	4,972,519
TELEPERFORMANCE SA*		24,800	2,678,686
			37,345,883

GERMANY	1.8%
AURELIUS EQUITY OPPORTUNITIES SE & CO.*		83,323	3,618,604
DIALOG SEMICONDUCTOR PLC*		204,069	10,420,058
			14,038,662

HONG KONG	0.5%
MINTH GROUP LTD.*		940,000	3,785,884

IRELAND	1.4%
KINGSPAN GROUP PLC		328,033	10,464,932

ISRAEL	1.0%
WIX.COM LTD.*		116,692	7,923,387

ITALY	1.6%
BREMBO SPA*		163,911	12,126,337

JAPAN	23.5%
D.A.CONSORTIUM HLDGS., INC.*		303,500	3,745,702
ENIGMO, INC.*		300,500	5,419,959
GUNOSY, INC.*		255,700	5,838,403
HAZAMA ANDO CORP.		1,702,800	11,456,006
HIRATA CORP.		77,400	6,264,026
H-ONE CO. LTD.		262,800	3,942,118
ITOCHU TECHNO-SOLUTIONS CORP.		262,000	7,695,500
LASERTEC CORP.*		444,800	5,961,031
MABUCHI MOTOR CO. LTD.		154,100	8,678,766
MEGMILK SNOW BRAND CO. LTD.		204,000	5,616,276
MINEBEA MITSUMI, INC.		595,900	7,948,545
MISUMI GROUP, INC.		554,600	10,022,952
MITSUI MINING AND SMELTING CO. LTD.		2,823,000	9,610,321
MODEC, INC.*		244,300	5,194,091
MORINAGA & CO. LTD.		199,900	8,870,080
NH FOODS LTD.		200,000	5,369,622
NICHIAS CORP.		392,000	3,940,070
NICHIREI CORP.		381,500	9,437,268
OPEN HOUSE CO. LTD.		166,200	3,976,977
START TODAY CO. LTD.		512,300	11,333,826
TAKEUCHI MANUFACTURING CO. LTD.		346,500	6,529,749
TOKUYAMA CORP.*		1,911,000	9,234,869
TOWA CORP.		223,400	3,987,207
ULVAC, INC.*		279,400	13,025,115
UT GROUP CO. LTD.*		35,500	461,408
V TECHNOLOGY CO. LTD.		46,900	7,228,995
			180,788,882

NETHERLANDS	1.0%
BE SEMICONDUCTOR INDUSTRIES NV*		187,925	7,665,151

NORWAY	1.9%
SUBSEA 7 SA*		938,948	14,522,407

SINGAPORE	0.3%
BEST WORLD INTERNATIONAL LTD.*		1,159,100	2,096,306

SPAIN	1.1%
GAMESA CORP. TECNOLOGICA SA*		365,400	8,645,799

SWEDEN	2.7%
HUSQVARNA AB*		368,500	3,234,404
SAAB AB*		141,358	5,967,807
SWEDISH ORPHAN BIOVITRUM AB*		824,452	11,859,772
			21,061,983

SWITZERLAND	7.3%
AMS AG*		202,400	10,941,360
LOGITECH INTERNATIONAL SA*		622,600	19,796,157
SWISS LIFE HLDG. AG*		22,975	7,412,918
TEMENOS GROUP AG*		156,193	12,411,863
VAT GROUP AG*		49,572	5,399,127
			55,961,425

UNITED KINGDOM	19.9%
888 HLDGS. PLC*		1,204,456	4,028,937
B&M EUROPEAN VALUE RETAIL SA*		2,369,673	8,888,500
BERKELEY GROUP HLDGS. PLC		292,957	11,770,397
BURFORD CAPITAL LTD.*		669,900	6,462,328
CLINIGEN GROUP PLC		468,100	4,662,234
CONVATEC GROUP PLC*		2,971,321	10,385,850
DCC PLC*		63,900	5,623,872
FENNER PLC		860,614	3,156,411
FEVERTREE DRINKS PLC*		478,860	9,028,869
GKN PLC*		1,214,000	5,525,510
GVC HLDGS. PLC		1,134,200	10,422,647
HAYS PLC		3,794,936	7,464,357
JD SPORTS FASHION PLC		2,700,020	13,033,296
JUST EAT PLC*		1,836,000	13,018,993
MELROSE INDUSTRIES PLC*		2,438,000	6,811,250
PAYSAFE GROUP PLC*		1,703,300	9,978,240
PERSIMMON PLC		599,400	15,724,676
VESUVIUS PLC*		1,092,500	7,124,107
			153,110,474

TOTAL EQUITIES
(COST: $622,697,642)			$714,963,971

COMMERCIAL PAPER	3.3%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
1.000193% DUE 4/5/2017		25,000,000	$25,000,000

TOTAL COMMERCIAL PAPER
(COST: $25,000,000)			$25,000,000

TOTAL INVESTMENTS	96.3%
(COST: $647,697,642)			$739,963,971

OTHER ASSETS LESS LIABILITIES	3.7%		28,138,973

NET ASSETS - 100% (EQUIVALENT TO $22.33 PER SHARE BASED ON 34,392,842 SHARES OUTSTANDING)			$768,102,944

Cost of investments is $650,976,611 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$98,488,466
Gross unrealized depreciation			(9,501,106)
Net unrealized appreciation			$88,987,360

* Non-income producing security during the period ended March 31, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	20.7%
Consumer Staples	6.4%
Energy	4.1%
Financials	2.3%
Health Care	6.8%
Industrials	16.8%
Information Technology	24.2%
Materials	9.5%
Real Estate	1.3%
Utilities	0.9%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.4%
AUSTRALIA	6.1%
ARISTOCRAT LEISURE LTD.*		1,016,200	$13,951,497
BLUESCOPE STEEL LTD.		415,000	3,887,157
COCHLEAR LTD.		65,400	6,756,851
CORPORATE TRAVEL MANAGEMENT LTD.		315,800	4,832,664
EVOLUTION MINING LTD.		4,529,500	7,267,133
NEXTDC LTD.*		2,755,600	8,589,539
			45,284,841

BELGIUM	1.4%
MELEXIS NV*		36,600	3,170,777
NV BEKAERT SA*		148,100	7,246,220
			10,416,997

CANADA	7.9%
CCL INDUSTRIES, INC.		38,302	8,356,224
DOLLARAMA, INC.		122,900	10,184,833
IVANHOE MINES, LTD.*		1,044,100	3,642,848
MAPLE LEAF FOODS, INC.		348,300	8,454,112
PAREX RESOURCES, INC.*		894,100	11,395,590
SHOPIFY, INC.*		38,700	2,635,083
SLEEP COUNTRY CANADA HLDGS., INC.		269,500	6,567,783
TOREX GOLD RESOURCES, INC.*		344,200	6,786,167
			58,022,640

CHINA	4.7%
CHINA ZHENGTONG AUTO SERVICES HLDGS. LTD.*		1,817,000	1,091,860
IGG, INC.*		2,941,000	4,079,519
KINGBOARD LAMINATES HLDGS. LTD.*		2,516,500	3,264,019
NEXTEER AUTOMOTIVE GROUP LTD.*		4,928,000	7,266,921
NINE DRAGONS PAPER HLDGS. LTD.*		5,812,000	6,244,637
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		363,000	2,291,083
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		1,451,000	10,605,005
			34,843,044

DENMARK	1.5%
GENMAB A/S*		27,335	5,264,269
SIMCORP A/S		90,600	5,456,579
			10,720,848

FINLAND	2.6%
CARGOTEC OYJ		99,700	4,935,012
KONECRANES OYJ		150,900	5,360,540
OUTOKUMPU OYJ		917,400	8,944,993
			19,240,545

FRANCE	4.9%
EUROFINS SCIENTIFIC SE*		13,940	6,065,105
IPSEN SA*		64,100	6,411,368
NEXITY SA*		118,100	5,806,100
RUBIS SCA*		67,500	6,615,346
SEB SA		27,300	3,812,215
SOITEC SA*		113,360	4,802,140
TELEPERFORMANCE SA*		23,900	2,581,475
			36,093,749

GERMANY	1.9%
AURELIUS EQUITY OPPORTUNITIES SE & CO.*		79,800	3,465,605
DIALOG SEMICONDUCTOR PLC*		200,400	10,232,714
			13,698,319

HONG KONG	0.5%
MINTH GROUP LTD.*		908,000	3,657,003

IRELAND	1.4%
KINGSPAN GROUP PLC		315,500	10,065,103

ISRAEL	1.0%
WIX.COM LTD.*		112,400	7,631,960

ITALY	1.6%
BREMBO SPA*		156,900	11,607,654

JAPAN	23.7%
D.A.CONSORTIUM HLDGS., INC.*		292,100	3,605,007
ENIGMO, INC.*		289,300	5,217,950
GUNOSY, INC.*		240,700	5,495,908
HAZAMA ANDO CORP.		1,651,300	11,109,527
HIRATA CORP.		75,000	6,069,792
H-ONE CO. LTD.		255,100	3,826,615
ITOCHU TECHNO-SOLUTIONS CORP.		252,300	7,410,590
LASERTEC CORP.*		429,400	5,754,647
MABUCHI MOTOR CO. LTD.		147,500	8,307,060
MEGMILK SNOW BRAND CO. LTD.		196,900	5,420,807
MINEBEA MITSUMI, INC.		578,500	7,716,451
MISUMI GROUP, INC.		531,000	9,596,443
MITSUI MINING AND SMELTING CO. LTD.		2,737,000	9,317,551
MODEC, INC.*		237,100	5,041,010
MORINAGA & CO. LTD.		190,700	8,461,852
NH FOODS LTD.		192,000	5,154,837
NICHIAS CORP.		377,000	3,789,302
NICHIREI CORP.		370,000	9,152,789
OPEN HOUSE CO. LTD.		161,400	3,862,118
START TODAY CO. LTD.		502,400	11,114,805
TAKEUCHI MANUFACTURING CO. LTD.		333,500	6,284,766
TOKUYAMA CORP.*		1,845,000	8,915,926
TOWA CORP.		215,600	3,847,994
ULVAC, INC.*		269,700	12,572,918
UT GROUP CO. LTD.*		34,200	444,511
V TECHNOLOGY CO. LTD.		45,100	6,951,549
			174,442,725

NETHERLANDS	1.0%
BE SEMICONDUCTOR INDUSTRIES NV*		181,400	7,399,007

NORWAY	1.9%
SUBSEA 7 SA*		904,100	13,983,425

SINGAPORE	0.3%
BEST WORLD INTERNATIONAL LTD.*		1,119,200	2,024,145

SPAIN	1.1%
GAMESA CORP. TECNOLOGICA SA*		350,100	8,283,783

SWEDEN	2.7%
HUSQVARNA AB*		356,900	3,132,588
SAAB AB*		137,163	5,790,704
SWEDISH ORPHAN BIOVITRUM AB*		786,400	11,312,393
			20,235,685

SWITZERLAND	7.3%
AMS AG*		195,500	10,568,359
LOGITECH INTERNATIONAL SA*		604,300	19,214,291
SWISS LIFE HLDG. AG*		22,005	7,099,946
TEMENOS GROUP AG*		149,600	11,887,950
VAT GROUP AG*		47,700	5,195,238
			53,965,784

UNITED KINGDOM	19.9%
888 HLDGS. PLC*		1,163,600	3,892,273
B&M EUROPEAN VALUE RETAIL SA*		2,268,500	8,509,006
BERKELEY GROUP HLDGS. PLC		280,800	11,281,954
BURFORD CAPITAL LTD.*		646,600	6,237,559
CLINIGEN GROUP PLC		451,837	4,500,256
CONVATEC GROUP PLC*		2,851,800	9,968,081
DCC PLC*		60,500	5,324,637
FENNER PLC		807,000	2,959,775
FEVERTREE DRINKS PLC*		460,700	8,686,463
GKN PLC*		1,167,300	5,312,955
GVC HLDGS. PLC		1,095,900	10,070,692
HAYS PLC		3,654,730	7,188,582
JD SPORTS FASHION PLC		2,585,471	12,480,355
JUST EAT PLC*		1,772,300	12,567,299
MELROSE INDUSTRIES PLC*		2,344,100	6,548,914
PAYSAFE GROUP PLC*		1,651,400	9,674,200
PERSIMMON PLC		576,100	15,113,423
VESUVIUS PLC*		1,050,500	6,850,229
			147,166,653

TOTAL EQUITIES
(COST: $608,893,080)			$688,783,910

TOTAL INVESTMENTS	93.4%
(COST: $608,893,080)			$688,783,910

OTHER ASSETS LESS LIABILITIES	6.6%		49,007,976

NET ASSETS - 100% (EQUIVALENT TO $10.76 PER SHARE BASED ON 68,583,957 SHARES OUTSTANDING)			$737,791,886

Cost of investments is $613,022,374 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$85,980,002
Gross unrealized depreciation			(10,218,466)
Net unrealized appreciation			$75,761,536

* Non-income producing security during the period ended March 31, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	20.8%
Consumer Staples	6.5%
Energy	4.1%
Financials	2.3%
Health Care	6.8%
Industrials	16.8%
Information Technology	24.3%
Materials	9.6%
Real Estate	1.3%
Utilities	0.9%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2017:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$73,328,664	$9,808,943
Total Level 1	73,328,664	9,808,943
Level 2	-	-
Level 3	-	-
Total Investments	$73,328,664	$9,808,943

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$9,977,376	$95,140,588
Total Australia	-	-
Total Europe	12,593,621	-
Total North America	20,890,126	-
Total Level 1	43,461,123	95,140,588
Level 2 - Equities
Total Asia	-	-
Total Level 2	-	-
Level 3	-	-
Total Investments	$43,461,123	$95,140,588

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$230,783,748	$222,598,877
Total Australia	47,108,469	45,284,841
Total Europe	376,933,608	362,877,552
Total North America	60,138,146	58,022,640
Total Level 1	714,963,971	688,783,910
Level 2 - Equities
Total Commercial Paper	25,000,000	-
Total Level 2	25,000,000	-
Level 3	-	-
Total Investments	$739,963,971	$688,783,910

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities valued at $58,998,878, $25,000,000 and $15,000,000 at March 31, 2017 respectively for the China Opportunities Fund, International Opportunities Fund, and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2016 but not at March 31, 2017, and the purchase or maturity of commercial paper.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 30, 2017